VENERABLE VARIABLE INSURANCE TRUST

Venerable Conservative Allocation Fund

Venerable Conservative Appreciation Allocation Fund

Venerable World Conservative Allocation Fund

Venerable Moderate Allocation Fund

Venerable Moderate Appreciation Allocation Fund

Venerable World Moderate Allocation Fund

Venerable Appreciation Allocation Fund

Venerable World Appreciation Allocation Fund

SUPPLEMENT DATED JUNE 18, 2026, TO THE SUMMARY PROSPECTUSES AND PROSPECTUS DATED APRIL 29, 2026

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus dated April 29, 2026, of the Venerable Conservative Allocation Fund, Venerable Conservative Appreciation Allocation Fund, Venerable World Conservative Allocation Fund, Venerable Moderate Allocation Fund, Venerable Moderate Appreciation Allocation Fund, Venerable World Moderate Allocation Fund, Venerable Appreciation Allocation Fund, and Venerable World Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Summary Prospectuses, Prospectus, and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to each Fund’s Summary Prospectus and Prospectus, effective July 1, 2026:

I.	Russell Investment Management, LLC (“RIM”) no longer serves as discretionary sub-adviser of the Funds. All references to Russell Investment Management, LLC or RIM as discretionary sub-adviser to the Funds in each Fund’s Summary Prospectus and Prospectus, are hereby deleted in their entirety.

II.	All references to Rob Balkema and Olga Bezrokov as portfolio managers to the Funds in each Fund’s Summary Prospectus and Prospectus, are hereby deleted in their entirety.

III.	The following sub-section is added under the section titled “Investment Adviser” in each Fund’s Summary Prospectus and in the Fund Summary section of the Prospectus for each Fund:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day portfolio management of the Fund are:

Name	Title	Date Began Managing the Fund
Andrew Sheridan	Senior Portfolio Manager	July 2026
Manisha Singh, CFA	Portfolio Manager	July 2026
Robert Wu, CFA	Portfolio Manager	July 2026

IV.	The sub-section titled “Sub-Adviser” in each Fund’s Summary Prospectus and in the Fund Summary section of the Prospectus is deleted in its entirety for each Fund.

V.	All references to the Funds in the section in the Prospectus titled “Discretionary Sub-Advisers - RIM” under “MANAGEMENT – Sub-Advisers” are hereby deleted in their entirety.

VI.	The below is added as the fourth paragraph to the section in the Prospectus titled “MANAGEMENT – Investment Adviser”:

Conflicts of Interest

Portfolio Managers’ compensation has a salary, plus a bonus made up of short-term incentive and long-term incentive components. The salary is a fixed annual salary and is generally based on the Portfolio Manager’s responsibilities and leadership role within the organization.  Venerable’s annual bonus plan funding is determined based on the company's success in attaining annual strategic goals.  The short-term incentive is discretionary, and individual awards are based on the organizational performance of Venerable and the individual’s performance and contributions. In addition, Venerable may award long-term incentive compensation to an eligible Portfolio Manager who consistently meets or exceeds relative performance criteria. Venerable believes its compensation program is adequate to incentivize Portfolio Managers and analysts to seek maximum performance within risk parameters described in the Funds’ prospectuses.

VII.	The below section is added to the Prospectus under “MANAGEMENT – Investment Adviser”:

Investment Adviser Portfolio Managers

Andrew Sheridan

Mr. Sheridan, Assistant Vice President and Senior Portfolio Manager of the Asset Allocation Team, joined Venerable in 2026. Since 2022, he has served as Senior Vice President and Lead Portfolio Manager of the Asset Allocation Team for SunAmerica Asset Management, LLC. Prior to 2022, he served as an equity analyst specializing in the technology sector and also as a Portfolio Manager focused on small cap growth equities. Most recently, he was a Co-Portfolio Manager of the rules based funds for SunAmerica Asset Management, LLC.

Manisha Singh, CFA

Ms. Singh, Director, Portfolio Manager, joined Venerable in 2026. Since 2017, Ms. Singh has served as Co-Portfolio Manager for the Asset Allocation fund-of-funds of SunAmerica Asset Management, LLC. Prior to joining SunAmerica in 2017, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a Portfolio Manager for a suite of Asset Allocation portfolios (discretionary wrap accounts), and a Senior Manager Research Analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts.

Robert Wu

Mr. Wu, Director, Portfolio Manager, joined Venerable in 2026. Since 2011, Mr. Wu has served as Director of Manager Research and AVP Investments before his current role as Portfolio Manager in the Asset Allocation Team for SunAmerica Asset Management, LLC. Prior to joining SunAmerica Asset Management, LLC, Robert worked at Bjurman, Barry & Associates for over 11 years, where he served as Portfolio Manager and Senior Research Analyst managing growth equity portfolios.

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VENERABLE VARIABLE INSURANCE TRUST

Venerable Conservative Allocation Fund

Venerable Conservative Appreciation Allocation Fund

Venerable World Conservative Allocation Fund

Venerable Moderate Allocation Fund

Venerable Moderate Appreciation Allocation Fund

Venerable World Moderate Allocation Fund

Venerable Appreciation Allocation Fund

Venerable World Appreciation Allocation Fund

SUPPLEMENT DATED JUNE 18, 2026, TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable Conservative Allocation Fund, Venerable Conservative Appreciation Allocation Fund, Venerable World Conservative Allocation Fund, Venerable Moderate Allocation Fund, Venerable Moderate Appreciation Allocation Fund, Venerable World Moderate Allocation Fund, Venerable Appreciation Allocation Fund, and Venerable World Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Summary Prospectuses, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ SAI, effective July 1, 2026:

I.	Russell Investment Management, LLC (“RIM”) no longer serves as discretionary sub-adviser of the Funds. All references to Russell Investment Management, LLC or RIM as discretionary sub-adviser to the Funds in the SAI are hereby deleted in their entirety.

II.	All references to Rob Balkema and Olga Bezrokov as portfolio managers to the Funds in the SAI are hereby deleted in their entirety.

III.	The below is added before the first paragraph to the section in the SAI titled “OPERATION OF THE TRUST – PORTFOLIO MANAGERS.”:

Adviser

Portfolio Managers’ compensation has a salary, plus a bonus made up of short-term incentive and long-term incentive components. The salary is a fixed annual salary and is generally based on the Portfolio Manager’s responsibilities and leadership role within the organization.  Venerable’s annual bonus plan funding is determined based on the company's success in attaining annual strategic goals.  The short-term incentive is discretionary, and individual awards are based on the organizational performance of Venerable and the individual’s performance and contributions. In addition, Venerable may award long-term incentive compensation to an eligible Portfolio Manager who consistently meets or exceeds relative performance criteria. Venerable believes its compensation program is adequate to incentivize Portfolio Managers and analysts to seek maximum performance within risk parameters described in the Funds’ prospectuses.

Fund Ownership by Adviser Portfolio Managers

As of May 31, 2026, the Adviser portfolio managers did not own any shares of the Venerable Moderate Allocation Fund, Venerable Conservative Allocation Fund, Venerable Conservative Appreciation Allocation Fund, Venerable World Conservative Allocation Fund, Venerable Moderate Appreciation Allocation Fund, Venerable World Moderate Allocation Fund, Venerable Appreciation Allocation Fund, and Venerable World Appreciation Allocation Fund.

Other Accounts Managed by Adviser Portfolio Managers and Assets Under Management in the Accounts as of May 31, 2026:

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Andrew Sheridan	13	$16.59	–	–	–	–	$16,59
Manisha Singh, CFA	13	16,59	–	–	–	–	16,59
Robert Wu, CFA	13	16,59	–	–	–	–	16,59

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